Northwestern Mutual Series Fund, Inc.

720 East Wisconsin Avenue

Milwaukee, Wisconsin 53202-4797

April 25, 2014

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Northwestern Mutual Series Fund, Inc. (“Registrant”)

Registration No.’s 2-89971; 811-3990

EDGAR CIK No. 0000742212

Ladies and Gentlemen:

On February 21, 2014, the Registrant filed with the Securities and Exchange Commission (“SEC”) Post-Effective Amendment No. 53 to the Registrant’s registration statement on Form N-1A (the “Registration Statement”) under Rule 485(a)(1) of the Securities Act of 1933, as amended (the “Securities Act”), which filing was also submitted as Post-Effective Amendment No. 54 to the Registrant’s Registration Statement under the Investment Company Act of 1940, as amended (the “1940 Act”). The Registration Statement includes the offering documents for the Registrant’s currently effective 27 series (each, a “Portfolio” and together, the “Portfolios”).

The Registrant has attached for filing pursuant to paragraph (b) of Rule 485 under the Securities Act Post-Effective Amendment No. 54 to the Registration Statement. This filling is also submitted as Post-Effective Amendment No. 55 to the Registrant’s Registration Statement under the 1940 Act. The primary purpose of this filing is to respond to oral comments received on March 24, 2014 from Ms. Allison White of the SEC staff (the “Staff”) on Post-Effective Amendment No. 53/54. The filing also updates certain financial information contained in the Registration Statement, and contains other non-material marked changes.

The following paragraphs provide the Registrant’s response to comments received. Each comment has been repeated below, and the Registrant’s response follows. Please note that while comments are divided into sections by topic for ease of reference, numbering continues sequentially throughout this letter.

A.	Comments Relating to the Prospectus

1)

Comment: Confirm supplementally that information regarding fee waiver and expense limitation agreements is reflected in the Portfolios’ respective fee tables only for periods during which they are effective.

Response: Information regarding fee waivers and expense limitations shown in the Portfolios’ respective fee tables reflects fee waiver and expense limitation agreements that are in effect on May 1, 2014 (the effective date of the Registration Statement) and that will remain in effect through at least April 30, 2015. Accordingly, the Registrant confirms that information regarding fee waiver and expense limitation agreements is reflected in the Portfolios’ respective fee tables only for periods during which they are effective.

2)

Comment: With respect to the Growth Stock and Mid Cap Value Portfolios, delete the parenthetical “(less than 0.005%)” from the Fee Waiver line in such Portfolios’ fee tables as the parenthetical is not specifically required or permitted by Form N-1A.

Response: The parenthetical “(less than 0.005%)” has been deleted from the Fee Waiver line in the Growth Stock and Mid Cap Value Portfolios’ fee tables.

3)

Comment: Confirm supplementally that the Registrant will include a separate “Acquired Fund Fees and Expenses” line in the fee table if a Portfolio’s acquired fund fees and expenses are greater than 0.01% (one basis point).

Response: The Registrant confirms that it has included a separate “Acquired Fund Fees and Expenses” line in the fee table for each Portfolio with acquired fund fees and expenses of 0.01% (one basis point) or greater.

4)

Comment: Confirm supplementally that the Registrant will not include information about fee waivers or expense limitations in the fee table or a footnote about fee waiver or expense limitations unless the fee waiver or expense limitation will actually reduce a Portfolio’s operating expenses for no less than one year from the effective date of the Registration Statement.

Response: The Registrant confirms that information about fee waivers or expense limitations are included in the fee table and corresponding footnotes only for those Portfolios for which the applicable fee waiver or expense limitation agreement will actually reduce Portfolio operating expenses from May 1, 2014 (the effective date of the Registration Statement) through at least April 30, 2015.

5)	Comment: Confirm supplementally that the Registrant has filed, or will file, all existing fee waiver and expense limitation agreements as exhibits to the Registration Statement.

Response: The Registrant notes that the currently effective fee waiver agreement for the Registrant’s International Equity Portfolio (effective March 1, 2014) went into effect after the Registrant filed Post-Effective Amendment No. 53 to the Registration Statement under Rule 485(a) on February 21, 2014; accordingly, that fee waiver agreement is filed as an exhibit to this Post-Effective Amendment No. 54. The Registrant confirms that all other existing fee waiver and expense limitation agreements have previously been filed as exhibits to the Registration Statement.

6)	Comment: For those Portfolios that include a footnote to the fee table regarding applicable fee waivers, please consider removing breakpoint information to shorten the disclosure.

Response: The breakpoint information has been removed from the applicable footnotes.

7)

Comment: The principal investment strategies of each of the Growth Stock, Large Cap Core Stock, Mid Cap Growth Stock and Small Cap Growth Stock Portfolios provide that “…the Portfolio may at times have a relatively high percentage of its assets invested in a particular sector...” (emphasis added). Please confirm supplementally that each Portfolio’s investment strategy will be consistent with fundamental investment restriction number 1 concerning industry concentration set forth in the Registrant’s Statement of Additional Information.

Response: Notwithstanding that each of the Growth Stock, Large Cap Core Stock, Mid Cap Growth Stock and Small Cap Growth Stock Portfolios may at times have a relatively high percentage of its assets invested in a particular sector, the Registrant confirms that each such Portfolio’s investments will not be concentrated in a particular industry or group of industries as described in fundamental investment restriction number 1 set forth in the Registrant’s Statement of Additional Information.

8)

Comment: With respect to the Growth Stock Portfolio, confirm that the Lipper Variable Insurance Products (VIP) Large Cap Growth Funds Average included in the Average Annual Total Return Table does not reflect fees and expenses.

Response: The parenthetical “(reflects no deduction for fees, expenses or taxes)” has been deleted for all Lipper and Morningstar Fund Averages in the Portfolios’ Average Annual Total Return tables.

9)	Comment: Please address the following with respect to the Registrant’s use of swap agreements:

a)

For each Portfolio that may utilize swaps as part of its investment strategy, disclose the type of swap(s) (for example, total return swaps, credit default swaps, etc.) the Portfolio may use and whether the Portfolio will be the buyer or seller of the swap(s).

Response: The Index 400 Stock, Index 500 Stock, Index 600 Stock, Long-Term Government Bond, Inflation Protection, Multi-Sector Bond, Balanced and Asset Allocation Portfolios may each utilize swaps as part of the Portfolio’s principal investment strategies. The principal investment strategies disclosure for each of those Portfolios have been supplemented to identify the type of swap that may be used by the Portfolio and, in the case of total return equity swaps, inflation swaps, and credit default swaps (as applicable), whether the Portfolio will be the buyer

(long) or the seller (short) of the swap. For Portfolios that may utilize interest rate swaps, the principal investment strategies disclosure has been supplemented to identify the swap and indicate that the Portfolio may use interest rate swaps “to take a position on interest rates moving either up or down.” The Registrant believes that this characterization of the Portfolio’s position in an interest rate swap is more accurate than characterizing the position as a purchase or sale. The Registrant also believes the characterization meets the SEC’s “plain English” requirement.

b)	Also, confirm supplementally that the Portfolio will comply with the asset segregation requirements discussed in Investment Company Act Release No. 10666 (“Release 10666”).

Response: The Registrant confirms that it complies with the asset segregation requirements discussed in Release 10666 and subsequent SEC and Staff guidance with respect to a Portfolio’s swap position by setting aside, or “earmarking,” cash or liquid securities on its books or with its custodian to the extent the Portfolio’s potential obligation with respect to the swap position is not otherwise “covered” through ownership of an offsetting position.

c)	If the Portfolio will sell or write credit default swaps, confirm supplementally that it will set aside the full notional value of the swap.

Response: The Registrant confirms that each Portfolio that sells or writes a credit default swap will set aside, or “earmark,” cash or liquid assets with a value equal to the full notional value of the swap.

10)	Comment: With respect to the Short-Term Bond Portfolio, supplementally state why Total Annual Portfolio Operating Expenses will be restated in the fee table.

Response: The Registrant notes that, at the time it filed Post-Effective Amendment No. 53 to the Registration Statement, it did not yet have available final financial information for the fee table. Accordingly, the footnote that reads “Restated to reflect current expenses” in the Short-Term Bond Portfolio’s fee table was held over from Post-Effective Amendment No. 50 effective May 1, 2013. The footnote was included in Post-Effective Amendment No. 50 for the reasons described in response to comment #3 in the Registrant’s correspondence with the SEC on April 30, 2013. The fee tables have been updated for Post-Effective Amendment No. 54 to be effective on May 1, 2014 and the footnote is no longer applicable. Accordingly, it has been deleted from the fee table.

11)	Comment: With respect to the Asset Allocation Portfolio, correct the cross reference that appears under the heading “TAXES AND INTERMEDIARY COMPENSATION” in the Summary Section of the Prospectus.

Response: The cross reference has been corrected. The disclosure now reads:

“For information about taxes, dividends and financial intermediary compensation, please see “SUMMARY OF IMPORTANT INFORMATION REGARDING THE PORTFOLIOS” on page 88 of the Northwestern Mutual Series Fund, Inc. Prospectus.”

12)

Comment: Under the section entitled “THE INVESTMENT ADVISER AND SUB-ADVISERS – Manager of Managers Structure” in the Statutory Prospectus, disclose that any change to the Registrant’s management fee structure that increases the investment management fee paid to the Registrant’s investment adviser by a Portfolio remains subject to shareholder approval.

Response: The last sentence in the second paragraph that appears under the section entitled “THE INVESTMENT ADVISER AND SUB-ADVISERS – Manager of Managers Structure” in the Statutory Prospectus has been revised as follows:

“The manager of managers’ structure does not alter the right of shareholders of a Portfolio to terminate a sub-advisory agreement with an unaffiliated sub-adviser at any time by a vote of the majority of the outstanding voting securities of such Portfolio, nor does it alter the right of shareholders of a Portfolio to approve any change in the management fee structure that increases the management fee paid by the Portfolio to Mason Street Advisors.” (emphasis added)

B.	Comments Relating to the Statement of Additional Information (“SAI”)

13)

Comment: With respect to investment restriction number 1 regarding industry concentration set forth in the SAI, clarify what the Registrant means by the second sentence in the parenthetical that reads: “To the extent the Fund determines the characteristics of companies within a particular Bloomberg classification to be materially different, it may further classify issues in accordance with industry classifications published by the SEC.” (emphasis added) The Staff notes that the SEC does not publish industry classifications.

Response: The second sentence refers to the Standard Industrial Classification (SIC) codes list used by the SEC’s Division of Corporation Finance. Accordingly, the second sentence in the parenthetical has been revised as follows:

“To the extent the Fund determines the characteristics of companies within a particular Bloomberg classification to be materially different, it may further classify issues in accordance with the Standard Industrial Classification codes used by the SEC.” (emphasis added).

14)	Comment: Under the heading entitled “Compensation of Portfolio Managers” in Appendix D to the SAI, please address the following:

a)

With respect to the disclosure for American Century Investment Management, Inc., The Boston Company Asset Management, LLC, Delaware Investments Fund Advisers, Janus Capital Management LLC, Templeton Investment Counsel, LLC, and T. Rowe Price Associates, Inc., please provide clarification on how the Registrant’s portfolio managers are compensated and, to the extent applicable, the benchmark(s) used to measure the portfolio managers’ compensation, as required by Item 20(b) of Form N-1A.

Response: The “Compensation of Portfolio Managers” disclosure for each of the Registrant’s sub-advisers referenced above has been revised and supplemented, as necessary, in consultation with each sub-adviser to meet the requirements of Item 20(b) of Form N-1A.

b)	With respect to The Boston Company, define the term “alpha” in plain English as it is used in the second sentence of the first paragraph.

Response: The second sentence has been revised to define the term “alpha” in plain English as follows:

“The primary mission of the firm is to deliver “alpha”, meaning the fund’s excess return relative to the return of its benchmark (the Russell 1000 Growth Index), utilizing a fundamental investment research and portfolio management approach, while being diligent risk managers.” (emphasis added)

c)	With respect to Janus Capital Management LLC, update the disclosure as of December 31, 2013.

Response: The disclosure for Janus Capital Management LLC has been updated as of December 31, 2013.

15)

Comment: Under the heading entitled “Conflicts of Interest” in Appendix D to the SAI, include more detailed disclosure regarding William Blair’s material conflicts as required by Item 20(a)(4) of Form N-1A.

Response: The disclosure for William Blair under the heading “Conflicts of Interest” in Appendix D has been expanded as follows to include more detail regarding the firm’s material conflicts in accordance with Item 20(a)(4):

“William Blair. Since the portfolio managers manage other accounts in addition to the Mid Cap Growth Stock Portfolio, conflicts of interest may arise in connection with the portfolio managers’ management of the Mid Cap Growth Stock Portfolio’s investments on the one hand and the investments of such other accounts on the other hand. Management of multiple accounts can give rise to potential conflicts of interest. A portfolio manager potentially could give favorable treatment to some accounts for a variety of reasons, including favoring accounts that pay higher fees, favoring larger accounts or favoring accounts based on investment strategy. Such favorable treatment could lead to more favorable investment opportunities or allocations for some accounts. However, William Blair seeks to aggregate and allocate securities across all client accounts in a fair and equitable manner and has adopted policies and procedures designed to address such conflicts, including, among others, policies and procedures relating to allocation of investment opportunities and aggregation of trades. Conflicts of interest also may arise when portfolio managers transact personally in securities recommended for client accounts including the Mid Cap Growth Stock Portfolio. To help manage these conflicts, William Blair has adopted a written Code of Ethics designed to prevent and detect personal trading activities that may conflict with clients’ interests.” (emphasis added)

C.	Comment Relating to Part C of the Registration Statement

16)

Comment: Please include the SEC’s statement on indemnification for Securities Act liability set forth in Item 510 of Regulation S-K as part of the Registrant’s Item 30 disclosure in Part C of the Registration Statement.

Response: The Registrant has included the SEC’s statement on indemnification for Securities Act liability set forth in Item 510 of Regulation S-K (below) as the last paragraph of the Registrant’s Item 30 disclosure regarding indemnification in Part C of the Registration Statement:

“Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers or persons controlling the Registrant pursuant to the foregoing provisions, the Registrant has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore unenforceable.”

On behalf of the Registrant, this letter sets forth the representations requested by the Staff with respect to the above-referenced filing.

The Registrant acknowledges that:

—	The Registrant is responsible for the adequacy and accuracy of the disclosure in Post-Effective Amendment No. 54 to the Registration Statement;

—	The lack of Staff comments does not foreclose the SEC from taking any action with respect to the filing; and

—	The Registrant may not assert the lack of Staff comments as a defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States.

We are hopeful that the changes discussed in this correspondence adequately address the comments provided by the Staff. As indicated in the correspondence filed in connection with Post-Effective Amendment No. 53 on February 21, 2014, our intention is that Post-Effective Amendment No. 54 become effective on May 1, 2014, in accordance with paragraph (b) of Rule 485. Please call the undersigned at (414) 665-3487, or Lesli H. McLinden at (414) 665-6137, with any questions or comments about this filing.

Regards,

/s/ MICHAEL J. CONMEY

Michael J. Conmey

Assistant General Counsel

Northwestern Mutual